Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes
Schedule of prepaid taxes
	December 31,	December 31,
	2022	2021
Prepaid value-added tax	$491,772	$1,609,466
Others	2,695	-

Total	$494,467	$1,609,466

Schedule of taxes payable
	December 31,	December 31,
	2022	2021
Corporation income tax payable	$987,169	$578,445
Other tax payable	264,806	245,256
Total	$1,251,975	$823,701

Schedule of effective tax rates reconciliation
	Years ended December 31,
	2022	2021	2020
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact	9%	(17)%	(14)%
Permanent difference and others	9%	1%	(5)%
Changes of deferred tax assets valuation allowances	12%	(38)%	0%
Total	55%	(29)%	6%

Schedule of provision for income tax expenses
	Years ended December 31,
	2022	2021	2020
Current	$3,141,969	$2,429,480	$1,188,136
Deferred	-	-	(1,799,791)
Total	$3,141,969	$2,429,480	$(611,655)

Schedule of components of deferred tax assets and liabilities
	December 31,	December 31,
	2022	2021
Deferred tax assets:
Allowance for doubtful accounts and other markdown and impairments	$8,230,237	$7,622,322
Valuation allowance	(8,230,237)	(7,622,322)
Total	$-	$-

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$1,968,005	$2,129,517
Impairment of intangible assets acquired through acquisition	(1,968,005)	(2,129,517)
Total	$-	$-